Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Insurance prepaids	$ 8	$ 8
Other prepaids	21	24
Derivative assets	4	0
Other current assets	$ 33	$ 32